DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives designate as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 7	$ 75
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets - Accrued expenses and other liabilities	239	0
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	(232)	75
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	18	21
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	$ 31	$ 3